Quarterly Holdings Report
for
Fidelity® Disruptive Medicine Fund
February 28, 2022
DSM-NPRT3-0422
1.9897386.101
Common Stocks - 99.9%
	Shares	Value ($)
HEALTH CARE - 99.9%
Biotechnology - 27.6%
ADC Therapeutics SA (a)	3,214	53,674
Alnylam Pharmaceuticals, Inc. (a)	15,073	2,379,273
Argenx SE (a)	156	45,169
Argenx SE ADR (a)	4,086	1,175,583
Ascendis Pharma A/S sponsored ADR (a)	3,865	434,387
Beam Therapeutics, Inc. (a)(b)	4,461	349,519
Blueprint Medicines Corp. (a)	11,605	702,683
Cerevel Therapeutics Holdings (a)(b)	31,391	830,920
Cyteir Therapeutics, Inc.	22,777	132,107
Cytokinetics, Inc. (a)	15,126	534,250
Graphite Bio, Inc. (b)	30,373	279,432
Innovent Biologics, Inc. (a)(c)	69,855	312,419
Instil Bio, Inc. (a)(b)	62,954	675,496
Intellia Therapeutics, Inc. (a)	2,933	289,927
Janux Therapeutics, Inc.	8,900	153,792
Keros Therapeutics, Inc. (a)	5,405	290,249
Kymera Therapeutics, Inc. (a)	6,570	261,223
Mirati Therapeutics, Inc. (a)	7,456	658,290
Regeneron Pharmaceuticals, Inc. (a)	4,434	2,741,808
Relay Therapeutics, Inc. (a)	10,553	254,433
Revolution Medicines, Inc. (a)(b)	12,627	238,903
Seagen, Inc. (a)	9,104	1,173,232
Stoke Therapeutics, Inc. (a)(b)	15,421	300,710
Tenaya Therapeutics, Inc. (a)	22,835	266,256
TG Therapeutics, Inc. (a)	25,477	251,458
Twist Bioscience Corp. (a)	2,836	158,646
Tyra Biosciences, Inc. (b)	16,016	189,790
Vertex Pharmaceuticals, Inc. (a)	11,034	2,538,041
Verve Therapeutics, Inc.	9,976	325,716
Xenon Pharmaceuticals, Inc. (a)	3,018	95,671
Zentalis Pharmaceuticals, Inc. (a)	6,819	340,200
		18,433,257
Health Care Equipment & Supplies - 24.2%
Align Technology, Inc. (a)	1,463	748,266
Atricure, Inc. (a)	13,745	954,590
Boston Scientific Corp. (a)	74,744	3,301,442
DexCom, Inc. (a)	2,944	1,218,551
Insulet Corp. (a)	8,348	2,209,632
Intuitive Surgical, Inc. (a)	5,073	1,472,844
Masimo Corp. (a)	6,471	1,018,859
Nanosonics Ltd. (a)	237,021	721,302
Nevro Corp. (a)	717	51,409
Penumbra, Inc. (a)	5,949	1,319,131
Stryker Corp.	7,064	1,860,304
Tandem Diabetes Care, Inc. (a)	8,073	909,262
ViewRay, Inc. (a)	93,842	390,383
		16,175,975
Health Care Providers & Services - 15.6%
Centene Corp. (a)	36,310	2,999,932
Guardant Health, Inc. (a)	7,917	524,660
Humana, Inc.	6,732	2,923,842
Oak Street Health, Inc. (a)(b)	38,203	668,935
UnitedHealth Group, Inc.	6,988	3,325,377
		10,442,746
Health Care Technology - 3.5%
Health Catalyst, Inc. (a)	10,646	288,720
Inspire Medical Systems, Inc. (a)	4,678	1,141,713
Veeva Systems, Inc. Class A (a)	3,796	869,474
		2,299,907
Life Sciences Tools & Services - 23.7%
10X Genomics, Inc. (a)	17,292	1,408,779
Bio-Rad Laboratories, Inc. Class A (a)	2,307	1,444,090
Bruker Corp.	29,775	2,095,267
Charles River Laboratories International, Inc. (a)	4,575	1,332,057
Danaher Corp.	10,796	2,962,530
Lonza Group AG	3,175	2,196,790
Maravai LifeSciences Holdings, Inc. (a)	21,156	826,565
Nanostring Technologies, Inc. (a)	2,249	79,750
Olink Holding AB ADR (a)(b)	11,974	204,636
Pacific Biosciences of California, Inc. (a)(b)	11,351	135,304
Sartorius Stedim Biotech	3,811	1,461,407
Thermo Fisher Scientific, Inc.	3,101	1,686,944
		15,834,119
Pharmaceuticals - 5.3%
Arvinas Holding Co. LLC (a)	9,418	610,381
Royalty Pharma PLC	63,146	2,479,112
Theseus Pharmaceuticals, Inc. (b)	45,229	456,813
		3,546,306
TOTAL COMMON STOCKS (Cost $66,998,549)		66,732,310

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (d)	459,103	459,195
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	3,311,967	3,312,298
TOTAL MONEY MARKET FUNDS (Cost $3,771,493)		3,771,493

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $70,770,042)	70,503,803
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(3,668,168)
NET ASSETS - 100.0%	66,835,635

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $312,419 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	1,620,592	20,872,110	22,033,507	452	-	-	459,195	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	4,950,950	15,661,463	17,300,115	15,821	-	-	3,312,298	0.0%
Total	6,571,542	36,533,573	39,333,622	16,273	-	-	3,771,493

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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